CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

March 31, 2020

		Market
Shares		Value
	Real Estate Securities*- 122.5%
	Common Stock - 104.0%
	Australia - 2.9%
2,055,932	Dexus	$11,438,251
595,544	Goodman Group	4,410,484
2,514,294	GPT Group	5,586,113
		21,434,848
	Belgium - 2.3%
147,379	Shurgard Self Storage SA	4,366,215
421,981	Warehouses De Pauw CVA	12,117,203
		16,483,418
	Canada - 1.9%
467,776	Canadian Apartment Properties REIT	13,996,965
	Finland - 0.5%
205,487	Kojamo OYJ	3,896,134
	Germany - 7.2%
532,617	alstria office REIT-AG	7,620,762
736,691	Aroundtown SA	3,681,155
277,480	Grand City Properties SA	5,833,550
134,405	LEG Immobilien AG	15,145,779
420,038	Vonovia SE	20,675,385
		52,956,631
	Hong Kong - 6.3%
2,274,500	CK Asset Holdings Ltd.	12,456,944
2,285,000	Hang Lung Properties Ltd.	4,640,222
2,252,000	Link REIT	19,088,931
7,458,000	Sino Land Co. Ltd.	9,468,155
		45,654,252
	Ireland - 0.7%
4,590,750	Hibernia REIT PLC	5,440,178
	Japan - 12.3%
5,361	AEON REIT Investment Corp.	5,139,767
12,384	GLP J-Reit	13,949,279
638	Kenedix Office Investment Corp.	3,362,716
6,857	LaSalle Logiport REIT	9,260,809
1,038,200	Mitsubishi Estate Co. Ltd.	15,339,067
1,004,400	Mitsui Fudosan Co., Ltd.	17,402,901
2,516	Nippon Prologis REIT, Inc.	6,320,589
282,000	Nomura Real Estate Holdings, Inc.	4,584,410
10,948	Orix JREIT, Inc.	14,400,593
		89,760,131
	Mexico - 1.4%
6,890,088	Prologis Property Mexico SA de CV	10,458,818
	Norway - 0.8%
467,704	Entra ASA (a)	5,522,836
		Market
Shares		Value
	Singapore - 1.6%
5,184,000	CapitaLand Retail China Trust	$4,441,816
694,000	City Developments Ltd.	3,528,855
3,486,800	Mapletree Logistics Trust	3,869,188
		11,839,859
	Sweden - 1.8%
271,745	Castellum AB	4,607,847
649,206	Fabege AB	8,341,383
		12,949,230
	United Kingdom - 3.9%
190,028	Big Yellow Group PLC	2,365,678
171,349	Derwent London PLC	6,947,580
1,981,921	Grainger PLC	6,369,797
1,154,019	Segro PLC	10,932,275
179,449	UNITE Group PLC (The)	1,783,400
		28,398,730
	United States - 60.4%
134,586	Alexandria Real Estate Equities, Inc.	18,446,357
83,739	American Campus Communities, Inc.	2,323,757
140,707	American Tower Corp.	30,638,949
100,851	AvalonBay Communities, Inc.	14,842,242
221,550	Camden Property Trust	17,555,622
490,218	Columbia Property Trust, Inc.	6,127,725
146,823	Cousins Properties, Inc.	4,297,509
384,498	Crown Castle International Corp.	55,521,511
714,063	CubeSmart	19,129,748
254,844	CyrusOne, Inc.	15,736,617
613,743	Duke Realty Corp.	19,872,998
46,969	Equinix, Inc.	29,335,428
453,171	Equity Residential	27,965,182
103,297	Federal Realty Investment Trust	7,706,989
742,042	Healthcare Trust of America, Inc., Class A	18,016,780
692,063	Healthpeak Properties, Inc.	16,505,703
554,669	Hudson Pacific Properties, Inc.	14,066,406
817,140	Invitation Homes, Inc.	17,462,282
125,700	Life Storage, Inc.	11,884,935
270,118	MGM Growth Properties LLC, Class A	6,393,693
254,593	Physicians Realty Trust	3,549,027
534,192	Piedmont Office Realty Trust, Inc., Class A	9,433,831
540,730	Prologis, Inc.	43,458,470
28,747	Simon Property Group, Inc.	1,577,060
466,752	STORE Capital Corp.	8,457,546
49,003	Sun Communities, Inc.	6,118,025
2,983,790	VEREIT, Inc.	14,590,733
	Total Common Stock	441,015,125

	(cost $864,892,612)	759,807,155

See previously submitted notes to financial statements for the annual period ended December 31, 2019.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

March 31, 2020

		Market
Shares		Value
	Preferred Stock - 18.5%
	United States - 18.5%
525,265	American Homes 4 Rent, Series D, 6.500%	$12,427,770
248,359	Brookfield Property Partners LP, Series A,
	5.750%	3,477,026
349,353	Brookfield Property REIT, Inc., Series A,
	6.375%	4,943,345
500,302	Digital Realty Trust, Inc., Series C, 6.625%	12,602,608
245,403	Digital Realty Trust, Inc., Series J, 5.250%	5,835,683
301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,940,355
280,000	EPR Properties, Series G, 5.750%	4,354,000
282,200	Federal Realty Investment Trust, Series C,
	5.000%	6,346,678
506,931	iStar, Inc., Series I, 7.500%	9,664,639
405,900	National Storage Affiliates Trust, Series A,
	6.000%	9,323,523
550,000	Pebblebrook Hotel Trust, Series D, 6.375%	8,838,500
400,000	Pebblebrook Hotel Trust, Series E, 6.375%	6,400,000
500,000	Pebblebrook Hotel Trust, Series F, 6.300%	7,865,000
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,287,257
150,000	STAG Industrial, Inc., Series C, 6.875%	3,787,500
225,000	Summit Hotel Properties, Inc., Series D, 6.450%	3,069,000
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	3,775,063
600,000	Sunstone Hotel Investors, Inc., Series E, 6.950%	12,000,000
379,377	Sunstone Hotel Investors, Inc., Series F, 6.450%	7,303,007
120,000	Taubman Centers, Inc., Series K, 6.250%	2,637,600
	Total Preferred Stock
	(cost $177,160,462)	134,878,554
	Total Investments - 122.5%
	(cost $1,042,053,074)	894,685,709
	Liabilities in Excess of Other Assets - (22.5)%	(164,331,436)
	Net Assets - 100.0%	$730,354,273

*Includes U.S. Real Estate Investment Trusts ("REIT") and Real Estate Operating Companies ("REOC") as well as entities similarly formed under the laws of non-U.S. countries.

(a)Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the security amounted to $5,522,836 or 0.8% of net assets.

See previously submitted notes to financial statements for the annual period ended December 31, 2019.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

March 31, 2020

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of March 31, 2020.

Assets	Level 1	Level 2	Level 3		Total
Investments in Real Estate Securities
Common Stock			$		$21,434,848
Australia	$21,434,848	$–		–
Belgium	16,483,418	–		–	16,483,418
Canada	13,996,965	–		–	13,996,965
Finland	3,896,134	–		–	3,896,134
Germany	52,956,631	–		–	52,956,631
Hong Kong	45,654,252	–		–	45,654,252
Ireland	5,440,178	–		–	5,440,178
Japan	89,760,131	–		–	89,760,131
Mexico	10,458,818	–		–	10,458,818
Norway	5,522,836	–		–	5,522,836
Singapore	11,839,859	–		–	11,839,859
Sweden	12,949,230	–		–	12,949,230
United Kingdom	28,398,730	–		–	28,398,730
United States	441,015,125	–		–	441,015,125
Total Common Stock	759,807,155	–		–	759,807,155
Preferred Stock
United States	131,591,297	3,287,257		–	134,878,554
Total Investment in Real Estate Securities	$891,398,452	$3,287,257		$–	$894,685,709

See previously submitted notes to financial statements for the annual period ended December 31, 2019.